Other income, net (Tables)	12 Months Ended
Dec. 31, 2025
Other Nonoperating Income (Expense) [Abstract]
Schedule of other income, net
Other income, net consists of the following for the years ended December 31, 2025 and 2024:

	Years Ended
	December 31, 2025	December 31, 2024
(Loss) gain on disposal of assets	$(3,049)	$4,624
(Loss) gain on investments	(343)	6,624
Gain on extinguishment of debt	1,685	257
Foreign exchange gain (loss)	3,686	(1,617)
Miscellaneous other income	3,603	6,096
Other income, net	$5,582	$15,984